UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Blue Harbour Group, LP
Address:          240 Greenwich Ave, 3rd Floor
                  Greenwich, Connecticut 06830

Form 13F File Number:      028-11705
                           ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Clifton S. Robbins
Title:            Chief Executive Officer
Phone:            203.422.6565

Signature, Place, and Date of Signing:

/s/ Clifton S. Robbins                      Greenwich, Connecticut                     May 15, 2007
------------------------------------        ----------------------              --------------------------
          [Signature]                           [City, State]                              [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                        0
                                                                 ----------

Form 13F Information Table Entry Total:                                  19
                                                                 ----------

Form 13F Information Table Value Total:                          $1,166,464
                                                                 ----------
                                                                (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

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
                                                      Blue Harbour Group, LP
                                                    Form 13F Information Table
                                                    Quarter ended March 31, 2007

                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY
                               TITLE OF           FAIR MARKET   SHARES/  SH/
                                CLASS     CUSIP      VALUE       PRN     PRN PUT/       SHARED  SHARED OTHER
ISSUER                                    NUMBER   (X 1000S)    AMOUNT       CALL  SOLE DEFINED OTHER MANAGERS SOLE  SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
AGERE SYSTEMS INC                 COM    00845V308    $177,695  7,855,661 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
ALEXANDER & BALDWIN INC           COM    014482103    $43,524     862,885 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY STORES INC           COM    172737108    $45,482   2,454,500 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH SYSTEMS INC      COM    203668108    $137,919  3,912,598 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
CSK AUTO CORP                     COM    125965103    $57,625   3,350,300 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
DOMINO'S PIZZA INC                COM    25754A201    $65,402   2,014,214 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
EARTHLINK INC                     COM    270321102    $27,805   3,783,016 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
HOUSTON EXPLORATION CO            COM    442120101    $25,232     467,700 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP                   COM    46185R100    $84,995   1,335,350 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
JOURNAL COMMUNICATIONS INC        COM    481130102    $5,157      393,400 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTERNATIONAL             COM    50730R102    $85,814   2,480,171 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA PACIFIC                 COM    546347105    $7,730      385,352 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP                    COM    502161102    $21,320   2,042,145 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
NEENAH PAPER INC                  COM    640079109    $27,548     693,200 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
ONEOK INC                         COM    682680103    $160,553  3,567,850 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
QUIKSILVER INC                    COM    74838C106    $18,166   1,566,005 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
SCHOOL SPECIALTY INC              COM    807863105    $37,610   1,041,536 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
TETRA TECHNOLOGIES INC            COM    88162F105    $39,608   1,602,900 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC               COM    89579K109    $97,279   1,861,800 SH        SOLE                         X
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $1,166,464
(in thousands)
------------------------------------------------------------------------------------------------------------------------------------

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